Risks and Financial Instruments - Value of gains (losses) recognized (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedging instruments		R$ (285,621)	R$ (694,877)	R$ (37,800)
Profit or loss [member] | Currency swaps receivable in U.S. dollars and commodities [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedging instruments	[1],[2]	(205,680)	497,210	230,000
Profit or loss [member] | Exchange rate derivates payable in U.S. dollars [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedging instruments	[2]		(330,999)	(1,667)
Profit or loss [member] | Interest rate swaps in R$ [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedging instruments	[3]	(101,488)	58,131	(4,035)
Profit or loss [member] | Non-derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedging instruments	[4]	21,547	(919,219)	(262,098)
Equity [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedging instruments		(753,655)	(737,391)	(349,039)
Equity [member] | Currency swaps receivable in U.S. dollars and commodities [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedging instruments	[1],[2]
Equity [member] | Exchange rate derivates payable in U.S. dollars [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedging instruments	[2]		80	(80)
Equity [member] | Interest rate swaps in R$ [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedging instruments	[3]
Equity [member] | Non-derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedging instruments	[4]	R$ (753,655)	R$ (737,471)	R$ (348,959)

[1]	Does not consider the effect of exchange rate variation of exchange Swaps receivable in U.S. dollars when this effect is offset in the gain or loss of the hedged item (debt/firm commitments).
[2]	Considers the designation effect of foreign exchange hedging.
[3]	Considers the designation effect of interest rate hedging in Brazilian Reais; and
[4]	Considers the results of notes in the foreign market (for more information see Note 17.b).